CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Attributable to the owner of the parent	Share capital	Share premium	Foreign currency translation reserve	Cash Flow Hedge reserve	Cost of hedging reserve	other reserves	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2024	$ (142)	$ 267	$ 5,989		$ (8)		$ (5,652)	$ (738)	$ 6	$ (136)
Other comprehensive [(expense)/income]	(54)			$ (48)	(11)	$ (1)		6	1	(53)
Hedging losses transferred to cost of inventory	3				3					3
NOMOQ put and call liability (Note 12)	(1)						(1)		1
Dividends (Note 25)	(132)							(132)		(132)
Balance at end of the period at Jun. 30, 2025	(326)	267	5,989	(48)	(16)	(1)	(5,653)	(864)	8	(318)
Balance at beginning of the period at Dec. 31, 2025	(683)	7	5,989	(80)	26		(5,653)	(972)	8	(675)
[Profit/(loss)] for the period	30							30		30
Other comprehensive [(expense)/income]	53			16	34	(1)		4		53
Hedging losses transferred to cost of inventory	(36)				(36)					(36)
NOMOQ put and call liability (Note 12)	(2)						(2)			(2)
Dividends (Note 25)	(120)							(120)		(120)
Balance at end of the period at Jun. 30, 2026	$ (758)	$ 7	$ 5,989	$ (64)	$ 24	$ (1)	$ (5,655)	$ (1,058)	$ 8	$ (750)